Equity and Share-Based Compensation (Details 3) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 27, 2014	Apr. 20, 2012
Restricted stock awards
Restricted Stock Awards
Requisite service period for recognition of compensation expense		3 years
Shares
Non-vested shares outstanding at the beginning of the period	306,201	296,367	98,535
Granted (in shares)	268,677	344,748	284,024
Vested (in shares)	(136,479)	(146,764)	(32,772)
Forfeited (in shares)	(60,843)	(188,150)	(53,420)
Non-vested shares outstanding at the end of the period	377,556	306,201	296,367
Weighted Average Grant Date Fair Value
Non-vested shares outstanding at the beginning of the period (in dollars per share)	$ 52.76	$ 77.81	$ 126.13
Granted (in dollars per share)	12.29	46.61	68.22
Vested (in dollars per share)	57.23	72.08	126.18
Forfeited (in dollars per share)	47.06	65.83	86.46
Non-vested shares outstanding at the end of the period (in dollars per share)	$ 22.76	$ 52.76	$ 77.81
Additional information
Unrecognized expense, adjusted for estimated forfeitures (in dollars)	$ 6.4	$ 10.9
Weighted-average period for over which unrecognized expense will be recognized	1 year 9 months 18 days	1 year 11 months 19 days
LTIP
Restricted Stock Awards
Number of shares registered for future issuance	863,843	863,843		863,843	656,343
Additional information
Shares available for issuance	170,271	378,105
LTIP | Restricted stock awards
Restricted Stock Awards
Number of restricted common stock issued to directors, management and employees under the long term incentive plan (in shares)	377,556	306,201
Vesting period	3 years	3 years
Percentage of awards vesting on each anniversary of the grant	33.33%	33.00%
LTIP | Restricted stock awards | Directors
Restricted Stock Awards
Vesting period	1 year	1 year